PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2024
Classes of other provisions [abstract]
Schedule of provisions

In millions	Product warranty	Restructuring	Other	Total
Balance at January 1, 2024	$24.2	$2.2	$9.0	$35.4
Translation differences	(0.7)	(0.1)	2.8	2.0
Provisions made during the year	12.2	22.2	2.2	36.6
Provisions used during the year	(10.0)	(22.6)	(0.7)	(33.3)
Provisions reversed during the year	(0.7)	(0.1)	(0.3)	(1.1)
Balance at December 31, 2024	$25.0	$1.6	$13.0	$39.6

Non-current provisions				$5.9
Current provisions				33.7
Total				$39.6

In millions	Product warranty	Restructuring	Other	Total
Balance at January 1, 2023	$22.9	$6.0	$8.9	$37.8
Translation differences	0.5	0.1	0.8	1.4
Provisions made during the year	5.3	—	1.5	7
Provisions used during the year	(4.4)	(2.5)	(1.9)	(8.8)
Provisions reversed during the year	(0.1)	(1.4)	(0.3)	(1.8)
Balance at December 31, 2023	$24.2	$2.2	$9.0	$35.4

Non-current provisions				$5.5
Current provisions				29.9
Total				$35.4